Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
named executive officers
(“Non-PEO
NEOs”) and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for Prahlad R. Singh¹ ($)	Compensation Actually Paid to Prahlad R. Singh 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment Based On: 4		Net Income ($ Millions)	Adjusted Revenue 5 ($ Millions)
					TSR ($)	Peer Group TSR ($)

2024	11,926,615	11,462,997	2,853,563	2,874,292	116.71	132.45	270	2,756

2023	9,130,624	3,649,837	2,216,350	1,319,296	113.62	136.29	693	2,751

2022	10,576,998	1,806,595	2,074,392	(698,239)	145.42	141.02	569	3,313

2021	9,661,006	22,364,293	2,401,828	5,469,748	208.13	183.38	943	3,830

2020	9,017,969	17,608,514	2,945,673	5,888,871	148.27	132.40	728	2,664

1.	Prahlad R. Singh was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024

James M. Mock	James M. Mock	James M. Mock	Maxwell Krakowiak	Maxwell Krakowiak

Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg

Daniel R. Tereau	Daniel R. Tereau	Daniel R. Tereau	Tajinder S. Vohra	Miriame Victor

Tajinder S. Vohra	Tajinder S. Vohra	Tajinder S. Vohra	Miriame Victor	Tajinder S. Vohra

Maxwell Krakowiak

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

3.
Compensation Actually Paid for 2024 reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Prahlad R. Singh ($)	Exclusion of Stock Awards and Option Awards for Prahlad R. Singh ($)	Inclusion of Equity Values for Prahlad R. Singh ($)	Compensation Actually Paid to Prahlad R. Singh ($)

2024	11,926,615	(8,241,336)	7,777,718	11,462,997

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	2,853,563	(1,729,106)	1,749,835	2,874,292

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Prahlad R. Singh ($)	Total - Inclusion of Equity Values for Prahlad R. Singh ($)

2024	9,053,133	(988,919)	(286,496)	7,777,718

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	1,899,427	(109,032)	(40,560)	1,749,835

4.
The Peer Group TSR set forth in this table utilizes the S&P 500 Life Sciences Tools & Services Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the fiscal year ended December 29, 2024. The comparison assumes $100 was invested for the period starting December 29, 2019, through the end of the listed year in the Company and in the S&P 500 Life Sciences Tools & Services Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

5.
We determined Adjusted Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2024. More information on Adjusted Revenue can be found in the “Determining Executive Pay” section of the Compensation Discussion and Analysis.

Company Selected Measure Name	Adjusted Revenue
Named Executive Officers, Footnote
1.	Prahlad R. Singh was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024

James M. Mock	James M. Mock	James M. Mock	Maxwell Krakowiak	Maxwell Krakowiak

Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg	Joel S. Goldberg

Daniel R. Tereau	Daniel R. Tereau	Daniel R. Tereau	Tajinder S. Vohra	Miriame Victor

Tajinder S. Vohra	Tajinder S. Vohra	Tajinder S. Vohra	Miriame Victor	Tajinder S. Vohra

Maxwell Krakowiak

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P 500 Life Sciences Tools & Services Industry Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the fiscal year ended December 29, 2024. The comparison assumes $100 was invested for the period starting December 29, 2019, through the end of the listed year in the Company and in the S&P 500 Life Sciences Tools & Services Industry Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 11,926,615	$ 9,130,624	$ 10,576,998	$ 9,661,006	$ 9,017,969
PEO Actually Paid Compensation Amount	$ 11,462,997	3,649,837	1,806,595	22,364,293	17,608,514
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid for 2024 reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Prahlad R. Singh ($)	Exclusion of Stock Awards and Option Awards for Prahlad R. Singh ($)	Inclusion of Equity Values for Prahlad R. Singh ($)	Compensation Actually Paid to Prahlad R. Singh ($)

2024	11,926,615	(8,241,336)	7,777,718	11,462,997

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	2,853,563	(1,729,106)	1,749,835	2,874,292

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Prahlad R. Singh ($)	Total - Inclusion of Equity Values for Prahlad R. Singh ($)

2024	9,053,133	(988,919)	(286,496)	7,777,718

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	1,899,427	(109,032)	(40,560)	1,749,835

Non-PEO NEO Average Total Compensation Amount	$ 2,853,563	2,216,350	2,074,392	2,401,828	2,945,673
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,874,292	1,319,296	(698,239)	5,469,748	5,888,871
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid for 2024 reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Prahlad R. Singh ($)	Exclusion of Stock Awards and Option Awards for Prahlad R. Singh ($)	Inclusion of Equity Values for Prahlad R. Singh ($)	Compensation Actually Paid to Prahlad R. Singh ($)

2024	11,926,615	(8,241,336)	7,777,718	11,462,997

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	2,853,563	(1,729,106)	1,749,835	2,874,292

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Prahlad R. Singh ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Prahlad R. Singh ($)	Total - Inclusion of Equity Values for Prahlad R. Singh ($)

2024	9,053,133	(988,919)	(286,496)	7,777,718

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	1,899,427	(109,032)	(40,560)	1,749,835

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and
Non-PEO
NEO Co
mpe
nsation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR over the five mo
s
t recently completed fiscal years and the TSR of the S&P 500 Life Sciences Tools & Services Industry Index over the same period.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Other NEO Compensation Actually Paid and Adj
u
sted Revenue
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our other
Non-PEO
NEOs, and our Adjusted Revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and
Non-PEO
NEO Co
mpe
nsation Actually Paid and Company Total Shareholder Return (“TSR”) and Peer Group TSR
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, the Company’s cumulative TSR over the five mo
s
t recently completed fiscal years and the TSR of the S&P 500 Life Sciences Tools & Services Industry Index over the same period.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other
Non-PEO
NEOs for 2024 to Company performance. The measures in this table are not ranked.

Adjusted Revenue

Adjusted EPS

Organic Growth

Free Cash Flow Conversion

Total Shareholder Return Amount	$ 116.71	113.62	145.42	208.13	148.27
Peer Group Total Shareholder Return Amount	132.45	136.29	141.02	183.38	132.4
Net Income (Loss)	$ 270,000,000	$ 693,000,000	$ 569,000,000	$ 943,000,000	$ 728,000,000
Company Selected Measure Amount	2,756,000,000	2,751,000,000	3,313,000,000	3,830,000,000	2,664,000,000
PEO Name	Prahlad R. Singh
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Revenue
Non-GAAP Measure Description	We determined Adjusted Revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
	NEOs in 2024. More information on Adjusted Revenue can be found in the “Determining Executive Pay” section of the Compensation Discussion and Analysis.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Organic Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow Conversion
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,777,718
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,053,133
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(988,919)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,496)
PEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,241,336)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,749,835
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,899,427
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(109,032)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(40,560)
Non-PEO NEO | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,729,106)